Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Nicholas Fixed Income Alternative ETF
Shareholder Report [Line Items]
Fund Name	Nicholas Fixed Income Alternative ETF
Class Name	Nicholas Fixed Income Alternative ETF
Trading Symbol	FIAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nicholas Fixed Income Alternative ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/fiax/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Fixed Income Alternative ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/fiax/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Fixed Income Alternative ETF	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a positive total return while paying out consistent monthly dividends. The Fund returned a total return of 7.83% compared to the total return of 10.55% of the U.S. Aggregate Bond Index.The main driver of the returns were the short duration treasury holdings, and debit spreads that capture premium from a combination of dividends and growth of underlying assets.

What Factors Influenced Performance?

The main factors influencing the growth of the underlying assets can be attributed to a strong environment for equity markets and stabilization of interest rates.

Positioning of the Fund

A large portion of the Fund is held in shorter-term U.S. treasuries which provides stable distributions and share price. The current maturities of the bond positions are approximately two years or less. The rest of the Fund analyzes fundamental, economic, and technical trends and attempts to generate returns by delivering both extrinsic time premiums and upside capture of underlying indexes.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	1 Year	Since Inception (11/29/2022)
Nicholas Fixed Income Alternative ETF - at NAV	7.83%	4.08%
Bloomberg U.S. Aggregate Bond Index	10.55%	3.92%

Performance Inception Date	Nov. 29, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 159,404,000
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 591,904
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$159,404
Number of Holdings	24
Total Advisory Fee Paid	$591,904
Annual Portfolio Turnover	66%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2024) Security Type - Investments (% of net assets) Security Type - Other Financial Instruments (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond - 1.00%, 12/15/2024	25.6
U.S. Treasury Note/Bond - 4.63%, 10/15/2026	23.7
U.S. Treasury Note/Bond - 0.50%, 03/31/2025	23.6
U.S. Treasury Note/Bond - 2.63%, 02/15/2029	23.3
First American Government Obligations Fund - Class X, 4.78%	13.3
S&P 500® Index, Expiration: 12/31/2024; Exercise Price: $5,400.00	1.9
United States Oil Fund LP, Expiration: 12/20/2024; Exercise Price: $67.00	0.9
iShares Silver Trust, Expiration: 12/20/2024; Exercise Price: $25.00	0.5
iShares 20+ Year Treasury Bond ETF, Expiration: 11/15/2024; Exercise Price: $89.00	0.5
VanEck Semiconductor ETF, Expiration: 12/20/2024; Exercise Price: $220.00	0.4

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Nicholas Global Equity and Income ETF
Shareholder Report [Line Items]
Fund Name	Nicholas Global Equity and Income ETF
Class Name	Nicholas Global Equity and Income ETF
Trading Symbol	GIAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nicholas Global Equity and Income ETF (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/giax/. You can also request this information by contacting us at (855) 563-6900 or by writing to the Nicholas Global Equity and Income ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/giax/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Global Equity and Income ETF	$24	0.90%

The Fund commenced operations on July 29, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a positive total return of 2.07% compared to the 4.79% total return of the S&P 500® TR Index. The main driver of returns was rising share prices of global securities and weekly index credit spreads on the Russell 2000 Index for additional income.

What Factors Influenced Performance?

A strong environment for equity markets and corporate earnings fueled by interest rate cuts influenced the exposure to global equities to generate positive returns.

Positioning of the Fund

The Fund aims to generate income and growth for investors by selling weekly index credit spreads on one or more indexes and investing in a diversified basket of equity ETFs and individual stocks. As an actively traded fund, our allocation to various global equity securities may adapt to macro and economic conditions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended October 31, 2024	Since Inception (07/29/2024)
Nicholas Global Equity and Income ETF - at NAV	2.07%
S&P 500® Total Return Index	4.79%

Performance Inception Date	Jul. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 29,788,000
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 38,841
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$29,788
Number of Holdings	21
Total Advisory Fee Paid	$38,841
Annual Portfolio Turnover	30%*

* Not annualized for periods less than one year.

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2024) Security Type - Investments (% of net assets) Security Type - Other Financial Instruments (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Vanguard Russell 2000 ETF	16.5
Vanguard S&P 500® ETF	16.3
Vanguard FTSE Developed Markets ETF	16.3
Vanguard Dividend Appreciation ETF	16.2
Invesco QQQ Trust Series 1	8.3
Global X MSCI Argentina ETF	4.4
Franklin FTSE India ETF	3.8
Freedom 100 Emerging Markets ETF	3.4
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1
United Microelectronics Corp.	1.6

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.